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                COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES
                                  (THE "FUND")
          SUPPLEMENT TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2005

         The section under the heading "INVESTMENT RESTRICTIONS; NON-FUNDAMENTAL POLICIES" is revised to include in the list of non-fundamental policies and restrictions the following:

   (l) The Large Cap Growth Fund may invest up to 20% of its total assets in foreign securities.



                                                               February 17, 2006